UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	2/28/2018

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SEMIANNUAL REPORT

FEBRUARY 28, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•	Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.
•	Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.
•	New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Mid-Cap Growth Fund, Inc. informative and useful. The report covers performance for the six-month period ended February 28, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

April 16, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/18 (without sales charges)	Average Annual Total Returns as of 2/28/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	8.07	8.67	9.14	8.61	—
Class B	7.58	9.25	9.46	8.46	—
Class C	7.72	13.24	9.62	8.47	—
Class R	7.97	14.74	10.17	9.01	—
Class Z	8.23	15.31	10.71	9.56	—
Class R2	0.65**	N/A	N/A	N/A	N/A (12/27/17)
Class R4	0.70**	N/A	N/A	N/A	N/A (12/27/17)
Class Q	8.36	15.53	10.91	N/A	10.86 (1/18/11)
Russell Mid-Cap Growth Index	12.40	20.60	14.23	10.43	—
Russell Mid-Cap Index	8.44	11.95	13.01	10.05	—
Lipper Mid-Cap Growth Funds Average	11.30	19.90	12.86	9.21	—

*Not annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class R*	Class Z*	Class R2	Class R4	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the ‘PRUDENTIAL FUNDS-UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged, market-value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The average annual total return for the Russell Midcap Growth Index through 2/28/18 measured from the month-end closest to the inception date of the Fund’s Class Q shares is 12.68%.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market

Prudential Jennison Mid-Cap Growth Fund, Inc.	9

Your Fund’s Performance (continued)

capitalization of the Russell 1000 Index. The average annual total return for the Russell Midcap Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 2/28/18 is 12.19%.

Lipper Mid-Cap Growth Funds Average—The Lipper Mid-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. The average annual total return for the Lipper Average through 2/28/18 measured from the month-end closest to the inception date of the Fund’s Class Q shares is 11.44%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/18 (%)
SBA Communications Corp., Equity Real Estate Investment Trusts (REITs)	2.7
Red Hat, Inc., Software	2.5
Dollar Tree, Inc., Multiline Retail	2.4
AMETEK, Inc., Electrical Equipment	2.2
ServiceNow, Inc., Software	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/18 (%)
IT Services	7.6
Software	6.4
Semiconductors & Semiconductor Equipment	6.2
Hotels, Restaurants & Leisure	5.8
Capital Markets	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

Prudential Jennison Mid-Cap Growth Fund, Inc.	11

Fees and Expenses (continued)

over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,080.70	1.08%	$5.57
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class B	Actual	$1,000.00	$1,075.80	1.99%	$10.24
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class C	Actual	$1,000.00	$1,077.20	1.71%	$8.81
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55
Class R	Actual	$1,000.00	$1,079.70	1.25%	$6.45
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class Z	Actual	$1,000.00	$1,082.30	0.79%	$4.08
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
Class R2	Actual**	$1,000.00	$1,006.50	1.08%	$1.87
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual**	$1,000.00	$1,007.00	0.83%	$1.44
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class Q	Actual	$1,000.00	$1,083.60	0.58%	$3.00
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2018, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 63-day period ended February 28, 2018 due to the class’ inception date of December 27, 2017.

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Schedule of Investments (unaudited)

as of February 28, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Aerospace & Defense 1.2%
BWX Technologies, Inc.	495,200	$31,177,792
Hexcel Corp.	679,301	45,703,371

		76,881,163

Air Freight & Logistics 0.4%
XPO Logistics, Inc.*(a)	260,296	25,620,935

Airlines 0.4%
Spirit Airlines, Inc.*(a)	613,522	24,442,716

Auto Components 1.9%
Aptiv PLC	942,265	86,057,062
Delphi Technologies PLC	722,674	34,507,684

		120,564,746

Banks 1.2%
First Republic Bank	439,902	40,822,905
Pinnacle Financial Partners, Inc.	503,505	32,501,248

		73,324,153

Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.*	507,501	59,605,992
BioMarin Pharmaceutical, Inc.*	760,427	61,723,860
Exelixis, Inc.*	1,243,950	32,093,910
Incyte Corp.*	300,786	25,614,936

		179,038,698

Capital Markets 4.6%
Affiliated Managers Group, Inc.	579,430	109,720,865
Lazard Ltd., (Class A Stock)	557,436	30,084,821
Moody’s Corp.	238,565	39,811,727
TD Ameritrade Holding Corp.	1,877,460	107,953,950

		287,571,363

Chemicals 2.1%
Albemarle Corp.	287,284	28,851,932
Celanese Corp., (Class A Stock)	372,531	37,573,477
FMC Corp.	820,435	64,387,739

		130,813,148

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies 2.0%
Cintas Corp.	279,725	$47,737,869
Stericycle, Inc.*	1,282,796	80,392,825

		128,130,694

Communications Equipment 1.7%
Palo Alto Networks, Inc.*	601,414	104,267,145

Construction & Engineering 1.3%
Quanta Services, Inc.*	2,461,606	84,777,711

Construction Materials 1.2%
Vulcan Materials Co.	627,478	73,872,985

Consumer Finance 1.7%
SLM Corp.*	9,643,223	105,207,563

Containers & Packaging 1.0%
Sealed Air Corp.	1,425,391	60,393,817

Electrical Equipment 2.2%
AMETEK, Inc.	1,862,275	141,048,708

Electronic Equipment, Instruments & Components 4.1%
Amphenol Corp., (Class A Stock)	1,119,596	102,319,878
CDW Corp.	885,119	64,551,729
Flex Ltd.*	3,474,674	62,891,599
Universal Display Corp.(a)	234,976	30,499,885

		260,263,091

Energy Equipment & Services 0.7%
Patterson-UTI Energy, Inc.	2,332,704	42,151,961

Equity Real Estate Investment Trusts (REITs) 3.8%
Equinix, Inc.	170,376	66,804,430
SBA Communications Corp.*	1,091,887	171,721,068

		238,525,498

Food & Staples Retailing 1.2%
US Foods Holding Corp.*	2,282,773	76,221,790

Food Products 0.7%
McCormick & Co., Inc.	436,993	46,662,113

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 2.2%
Align Technology, Inc.*	100,701	$26,436,027
DexCom, Inc.*(a)	569,389	31,965,498
Edwards Lifesciences Corp.*	396,009	52,934,523
Hill-Rom Holdings, Inc.	305,753	25,579,296

		136,915,344

Health Care Providers & Services 3.0%
Centene Corp.*	738,976	74,946,946
Laboratory Corp. of America Holdings*	402,806	69,564,596
Universal Health Services, Inc., (Class B Stock)	407,453	46,531,133

		191,042,675

Hotels, Restaurants & Leisure 5.8%
Aramark	1,996,917	83,291,408
Hilton Worldwide Holdings, Inc.	1,659,714	134,088,294
Norwegian Cruise Line Holdings Ltd.*	1,357,481	77,240,669
Royal Caribbean Cruises Ltd.	294,679	37,306,362
Vail Resorts, Inc.	157,928	32,512,637

		364,439,370

Household Durables 0.8%
Mohawk Industries, Inc.*	219,264	52,597,048

Household Products 1.5%
Church & Dwight Co., Inc.	1,346,914	66,254,700
Clorox Co. (The)	231,807	29,921,647

		96,176,347

Industrial Conglomerates 2.2%
Roper Technologies, Inc.	502,630	138,268,487

Internet & Direct Marketing Retail 0.7%
Expedia, Inc.	439,203	46,190,980

Internet Software & Services 1.4%
CoStar Group, Inc.*	109,309	37,397,888
LogMeIn, Inc.	436,856	50,478,711

		87,876,599

IT Services 7.6%
DXC Technology Co.	666,409	68,333,579
Fidelity National Information Services, Inc.	851,810	82,778,896

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
FleetCor Technologies, Inc.*	429,829	$85,935,712
Global Payments, Inc.	1,049,022	118,948,604
Worldpay, Inc., Class A Stock*	1,509,558	122,696,874

		478,693,665

Life Sciences Tools & Services 2.3%
Illumina, Inc.*	316,333	72,130,251
IQVIA Holdings, Inc.*	711,113	69,923,741

		142,053,992

Machinery 1.5%
Allison Transmission Holdings, Inc.	1,548,709	61,375,338
Stanley Black & Decker, Inc.	217,822	34,675,084

		96,050,422

Metals & Mining 0.5%
Reliance Steel & Aluminum Co.	377,902	34,075,423

Mortgage Real Estate Investment Trusts (REITs) 1.7%
MFA Financial, Inc.	4,494,855	32,003,368
Starwood Property Trust, Inc.	3,584,856	72,593,334

		104,596,702

Multiline Retail 2.4%
Dollar Tree, Inc.*	1,475,982	151,494,792

Oil, Gas & Consumable Fuels 2.6%
Cimarex Energy Co.	325,663	31,292,958
Noble Energy, Inc.	2,689,535	80,228,829
Targa Resources Corp.	1,236,657	55,216,735

		166,738,522

Pharmaceuticals 2.0%
Zoetis, Inc.	1,543,703	124,823,825

Professional Services 1.4%
IHS Markit Ltd.*	1,909,631	89,848,139

Real Estate Management & Development 2.7%
CBRE Group, Inc., (Class A Stock)*	2,577,608	120,503,174
Howard Hughes Corp. (The)*	388,991	49,864,756

		170,367,930

Road & Rail 1.0%
J.B. Hunt Transport Services, Inc.	558,398	66,209,251

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc.	1,525,014	$137,480,012
Cavium, Inc.*	708,202	63,058,306
Lam Research Corp.	225,471	43,258,866
Marvell Technology Group Ltd. (Bermuda)	3,218,324	75,598,431
Microchip Technology, Inc.(a)	776,050	69,014,126

		388,409,741

Software 6.4%
Guidewire Software, Inc.*	413,950	33,248,464
Red Hat, Inc.*	1,063,056	156,694,454
ServiceNow, Inc.*	868,343	139,811,907
Splunk, Inc.*	823,571	76,756,817

		406,511,642

Specialty Retail 4.1%
Advance Auto Parts, Inc.	648,557	74,097,637
Burlington Stores, Inc.*	372,993	45,743,862
Ross Stores, Inc.	971,216	75,842,257
Ulta Beauty, Inc.*	308,870	62,808,715

		258,492,471

Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	881,496	44,876,961

Trading Companies & Distributors 1.2%
Fastenal Co.(a)	1,347,069	73,711,616

TOTAL LONG-TERM INVESTMENTS (cost $4,262,365,640)		6,190,241,942

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	85,732,902	85,732,902
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $89,371,040; includes $89,266,304 of cash collateral for securities on loan)(b)(w)	89,373,299	89,373,299

TOTAL SHORT-TERM INVESTMENTS (cost $175,103,942)		175,106,201

TOTAL INVESTMENTS 100.9% (cost $4,437,469,582)		6,365,348,143
Liabilities in excess of other assets (0.9)%		(57,213,044)

NET ASSETS 100.0%		$6,308,135,099

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,711,749; cash collateral of $89,266,304 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$76,881,163	$—	$—
Air Freight & Logistics	25,620,935	—	—
Airlines	24,442,716	—	—
Auto Components	120,564,746	—	—
Banks	73,324,153	—	—
Biotechnology	179,038,698	—	—
Capital Markets	287,571,363	—	—
Chemicals	130,813,148	—	—
Commercial Services & Supplies	128,130,694	—	—
Communications Equipment	104,267,145	—	—
Construction & Engineering	84,777,711	—	—
Construction Materials	73,872,985	—	—
Consumer Finance	105,207,563	—	—
Containers & Packaging	60,393,817	—	—
Electrical Equipment	141,048,708	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$260,263,091	$—	$—
Energy Equipment & Services	42,151,961	—	—
Equity Real Estate Investment Trusts (REITs)	238,525,498	—	—
Food & Staples Retailing	76,221,790	—	—
Food Products	46,662,113	—	—
Health Care Equipment & Supplies	136,915,344	—	—
Health Care Providers & Services	191,042,675	—	—
Hotels, Restaurants & Leisure	364,439,370	—	—
Household Durables	52,597,048	—	—
Household Products	96,176,347	—	—
Industrial Conglomerates	138,268,487	—	—
Internet & Direct Marketing Retail	46,190,980	—	—
Internet Software & Services	87,876,599	—	—
IT Services	478,693,665	—	—
Life Sciences Tools & Services	142,053,992	—	—
Machinery	96,050,422	—	—
Metals & Mining	34,075,423	—	—
Mortgage Real Estate Investment Trusts (REITs)	104,596,702	—	—
Multiline Retail	151,494,792	—	—
Oil, Gas & Consumable Fuels	166,738,522	—	—
Pharmaceuticals	124,823,825	—	—
Professional Services	89,848,139	—	—
Real Estate Management & Development	170,367,930	—	—
Road & Rail	66,209,251	—	—
Semiconductors & Semiconductor Equipment	388,409,741	—	—
Software	406,511,642	—	—
Specialty Retail	258,492,471	—	—
Textiles, Apparel & Luxury Goods	44,876,961	—	—
Trading Companies & Distributors	73,711,616	—	—
Affiliated Mutual Funds	175,106,201	—	—

Total	$6,365,348,143	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2018 were as follows:

IT Services	7.6%
Software	6.4
Semiconductors & Semiconductor Equipment	6.2
Hotels, Restaurants & Leisure	5.8
Capital Markets	4.6
Electronic Equipment, Instruments & Components	4.1
Specialty Retail	4.1
Equity Real Estate Investment Trusts (REITs)	3.8
Health Care Providers & Services	3.0
Biotechnology	2.8
Affiliated Mutual Funds (including 1.4% of collateral for securities on loan)	2.8
Real Estate Management & Development	2.7
Oil, Gas & Consumable Fuels	2.6
Multiline Retail	2.4
Life Sciences Tools & Services	2.3
Electrical Equipment	2.2
Industrial Conglomerates	2.2
Health Care Equipment & Supplies	2.2
Chemicals	2.1
Commercial Services & Supplies	2.0
Pharmaceuticals	2.0
Auto Components	1.9
Consumer Finance	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.7
Communications Equipment	1.7%
Household Products	1.5
Machinery	1.5
Professional Services	1.4
Internet Software & Services	1.4
Construction & Engineering	1.3
Aerospace & Defense	1.2
Food & Staples Retailing	1.2
Construction Materials	1.2
Trading Companies & Distributors	1.2
Banks	1.2
Road & Rail	1.0
Containers & Packaging	1.0
Household Durables	0.8
Food Products	0.7
Internet & Direct Marketing Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Energy Equipment & Services	0.7
Metals & Mining	0.5
Air Freight & Logistics	0.4
Airlines	0.4

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$87,711,749	$(87,711,749)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2018

Assets
Investments at value, including securities on loan of $87,711,749:
Unaffiliated investments (cost $4,262,365,640)	$6,190,241,942
Affiliated investments (cost $175,103,942)	175,106,201
Receivable for investments sold	58,284,685
Receivable for Fund shares sold	5,115,159
Dividends receivable	2,088,510
Prepaid expenses	35,019

Total Assets	6,430,871,516

Liabilities
Payable to broker for collateral for securities on loan	89,266,304
Payable for Fund shares reacquired	23,329,374
Payable for investments purchased	4,641,215
Management fee payable	2,729,015
Accrued expenses and other liabilities	1,780,559
Affiliated transfer agent fee payable	504,419
Distribution fee payable	485,527
Shareholder servicing fee payable	4

Total Liabilities	122,736,417

Net Assets	$6,308,135,099

Net assets were comprised of:
Common stock, at par	$168,356
Paid-in capital in excess of par	3,949,175,541

3,949,343,897
Undistributed net investment income	3,587,560
Accumulated net realized gain on investment transactions	427,325,081
Net unrealized appreciation on investments	1,927,878,561

Net assets, February 28, 2018	$6,308,135,099

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($1,317,313,692 ÷ 37,012,782 shares of common stock issued and outstanding)	$35.59
Maximum sales charge (5.50% of offering price)	2.07

Maximum offering price to public	$37.66

Class B
Net asset value, offering price and redemption price per share ($15,256,046 ÷ 551,953 shares of common stock issued and outstanding)	$27.64

Class C
Net asset value, offering price and redemption price per share ($120,104,056 ÷ 4,337,580 shares of common stock issued and outstanding)	$27.69

Class Q
Net asset value, offering price and redemption price per share ($1,675,751,456 ÷ 43,115,210 shares of common stock issued and outstanding)	$38.87

Class R
Net asset value, offering price and redemption price per share ($187,264,397 ÷ 5,446,473 shares of common stock issued and outstanding)	$34.38

Class R2
Net asset value, offering price and redemption price per share ($10,065 ÷ 259 shares of common stock issued and outstanding)	$38.83

Class R4
Net asset value, offering price and redemption price per share ($10,069 ÷ 259 shares of common stock issued and outstanding)	$38.85

Class Z
Net asset value, offering price and redemption price per share ($2,992,425,318 ÷ 77,891,156 shares of common stock issued and outstanding)	$38.42

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	23

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$23,571,329
Affiliated dividend income	996,167
Income from securities lending, net (including affiliated income of $72,679)	163,479

Total income	24,730,975

Expenses
Management fee	18,903,246
Distribution fee(a)	3,561,534
Shareholder servicing fee(a)	4
Transfer agent’s fees and expenses (including affiliated expense of $1,450,667)(a)	5,346,569
Shareholders’ reports	245,161
Custodian and accounting fees	200,788
Registration fees(a)	86,229
Directors’ fees	48,999
Legal fees and expenses	28,914
Audit fee	12,158
Miscellaneous	60,868

Total expenses	28,494,470
Less: Fee waiver and/or expense reimbursement(a)	(9,257)
Distribution fee waiver(a)	(242,976)

Net expenses	28,242,237

Net investment income (loss)	(3,511,262)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(3,964))	641,624,371
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(7,157))	(75,804,816)

Net gain (loss) on investment transactions	565,819,555

Net Increase (Decrease) In Net Assets Resulting From Operations	$562,308,293

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class R	Class R2	Class R4	Class Z
Distribution fee	2,131,453	80,797	620,357	—	728,927	—	—	—
Shareholder servicing fee	—	—	—	—	—	2	2	—
Transfer agent’s fees and expenses	1,421,423	26,308	76,152	4,603	159,984	26	26	3,658,047
Registration fees	18,481	8,283	8,467	12,430	9,004	4,081	4,081	21,402
Fee waiver and/or expense reimbursement	—	(1,049)	—	—	—	(4,104)	(4,104)	—
Distribution fee waiver	—	—	—	—	(242,976)	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,511,262)	$(1,376,400)
Net realized gain (loss) on investment transactions	641,624,371	761,105,720
Net change in unrealized appreciation (depreciation) on investments	(75,804,816)	285,070,933

Net increase (decrease) in net assets resulting from operations	562,308,293	1,044,800,253

Distributions from net realized gains
Class A	(184,432,771)	(146,980,877)
Class B	(2,495,280)	(1,503,996)
Class C	(19,761,566)	(10,792,763)
Class Q	(202,439,947)	(54,250,039)
Class R	(25,555,099)	(14,592,537)
Class R2	—	—
Class R4	—	—
Class Z	(405,439,242)	(216,687,522)

	(840,123,905)	(444,807,734)

Fund share transactions
Net proceeds from shares sold	571,097,161	1,205,848,998
Net asset value of shares issued in reinvestment of dividends and distributions	768,732,691	405,250,678
Cost of shares reacquired	(1,679,482,996)	(3,017,924,932)

Net increase (decrease) in net assets from Fund share transactions	(339,653,144)	(1,406,825,256)

Total increase (decrease)	(617,468,756)	(806,832,737)

Net Assets:

Beginning of period	6,925,603,855	7,732,436,592

End of period(a)	$6,308,135,099	$6,925,603,855

(a) Includes undistributed net investment income of:	$3,587,560	$7,098,822

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements (unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company.

The investment objective of the Fund is to achieve long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

26

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the

Prudential Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements (unaudited) (continued)

counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the

28

underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waiver and/or expense reimbursement.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

Prudential Jennison Mid-Cap Growth Fund, Inc.	29

Notes to Financial Statements (unaudited) (continued)

recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and 0.55% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.56% for the six months ended February 28, 2018. The effective management fee rate net of waivers and/or expense reimbursement was 0.56%.

30

PGIM Investments has contractually agreed, through December 31, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.99% of average daily net assets for Class B shares. Separately, PGIM Investments has contractually agreed, through December 31, 2019, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.08% of average daily net assets for Class R2 shares or 0.83% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R, Class R2, Class R4 and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q, Class R4 and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, B, C, R and R2 shares, respectively. PIMS has contractually agreed through December 31, 2018 to limit such expenses to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $118,126 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Mid-Cap Growth Fund, Inc.	31

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended February 28, 2018 that it received $8, $6,724 and $1,687 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended February 28, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended February 28, 2018, PGIM, Inc. was compensated $66,786 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended February 28, 2018, were $1,270,037,873 and $2,400,386,302, respectively.

32

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2018 were as follows:

Tax Basis	$4,462,336,106

Gross Unrealized Appreciation	2,101,635,795
Gross Unrealized Depreciation	(198,623,758)

Net Unrealized Appreciation	$1,903,012,037

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the nternal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class R2, Class R4 and Class Z shares. Class A shares are sold with a front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Q, Class R, Class R2, Class R4 and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of $0.001 par value common stock authorized divided into nine classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z, Class T, Class R2 and Class R4 which consists of 345 million, 5 million, 25 million, 400 million, 125 million, 800 million, 100 million, 100 million and 100 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

Prudential Jennison Mid-Cap Growth Fund, Inc.	33

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2018, Prudential, through its affiliate entities, owned 245,223 Class Q shares, 259 Class R2 shares and 259 Class R4 shares of the Fund. At reporting period end, five shareholders of record held 39% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2018:
Shares sold	1,994,744	$73,065,727
Shares issued in reinvestment of dividends and distributions	4,653,712	162,461,094
Shares reacquired	(8,498,666)	(313,301,299)

Net increase (decrease) in shares outstanding before conversion	(1,850,210)	(77,774,478)
Shares issued upon conversion from other share class(es)	86,782	3,309,026
Shares reacquired upon conversion into other share class(es)	(371,988)	(13,769,680)

Net increase (decrease) in shares outstanding	(2,135,416)	$(88,235,132)

Year ended August 31, 2017:
Shares sold	8,208,920	$286,985,300
Shares issued in reinvestment of dividends and distributions	4,000,525	134,537,656
Shares reacquired	(22,912,054)	(805,424,990)

Net increase (decrease) in shares outstanding before conversion	(10,702,609)	(383,902,034)
Shares issued upon conversion from other share class(es)	332,524	11,870,890
Shares reacquired upon conversion into other share class(es)	(20,792,609)	(736,390,133)

Net increase (decrease) in shares outstanding	(31,162,694)	$(1,108,421,277)

Class B
Six months ended February 28, 2018:
Shares sold	7,580	$219,195
Shares issued in reinvestment of dividends and distributions	86,787	2,358,008
Shares reacquired	(58,468)	(1,716,145)

Net increase (decrease) in shares outstanding before conversion	35,899	861,058
Shares reacquired upon conversion into other share class(es)	(50,187)	(1,573,807)

Net increase (decrease) in shares outstanding	(14,288)	$(712,749)

Year ended August 31, 2017:
Shares sold	24,548	$694,443
Shares issued in reinvestment of dividends and distributions	51,327	1,402,248
Shares reacquired	(123,949)	(3,552,910)

Net increase (decrease) in shares outstanding before conversion	(48,074)	(1,456,219)
Shares reacquired upon conversion into other share class(es)	(171,606)	(4,984,648)

Net increase (decrease) in shares outstanding	(219,680)	$(6,440,867)

34

Class C	Shares	Amount
Six months ended February 28, 2018:
Shares sold	171,856	$4,854,342
Shares issued in reinvestment of dividends and distributions	614,490	16,714,114
Shares reacquired	(490,992)	(14,392,804)

Net increase (decrease) in shares outstanding before conversion	295,354	7,175,652
Shares reacquired upon conversion into other share class(es)	(126,681)	(3,788,624)

Net increase (decrease) in shares outstanding	168,673	$3,387,028

Year ended August 31, 2017:
Shares sold	404,494	$11,377,283
Shares issued in reinvestment of dividends and distributions	313,552	8,569,374
Shares reacquired	(1,301,171)	(37,339,395)

Net increase (decrease) in shares outstanding before conversion	(583,125)	(17,392,738)
Shares reacquired upon conversion into other share class(es)	(554,822)	(16,028,317)

Net increase (decrease) in shares outstanding	(1,137,947)	$(33,421,055)

Class Q
Six months ended February 28, 2018:
Shares sold	4,712,803	$190,700,153
Shares issued in reinvestment of dividends and distributions	4,872,479	185,543,989
Shares reacquired	(7,347,090)	(294,220,964)

Net increase (decrease) in shares outstanding before conversion	2,238,192	82,023,178
Shares issued upon conversion from other share class(es)	1,860,912	77,287,378
Shares reacquired upon conversion into other share class(es)	(579)	(21,971)

Net increase (decrease) in shares outstanding	4,098,525	$159,288,585

Year ended August 31, 2017:
Shares sold	6,998,497	$264,516,657
Shares issued in reinvestment of dividends and distributions	1,411,436	50,995,193
Shares reacquired	(12,043,540)	(457,183,707)

Net increase (decrease) in shares outstanding before conversion	(3,633,607)	(141,671,857)
Shares issued upon conversion from other share class(es)	16,716,666	615,353,701
Shares reacquired upon conversion into other share class(es)	(32,653)	(1,199,489)

Net increase (decrease) in shares outstanding	13,050,406	$472,482,355

Class R
Six months ended February 28, 2018:
Shares sold	298,330	$10,685,512
Shares issued in reinvestment of dividends and distributions	731,452	24,679,186
Shares reacquired	(987,601)	(35,580,008)

Net increase (decrease) in shares outstanding before conversion	42,181	(215,310)
Shares issued upon conversion from other share class(es)	779	26,180

Net increase (decrease) in shares outstanding	42,960	$(189,130)

Year ended August 31, 2017:
Shares sold	812,968	$27,895,369
Shares issued in reinvestment of dividends and distributions	428,752	14,024,490
Shares reacquired	(2,913,362)	(99,689,707)

Net increase (decrease) in shares outstanding before conversion	(1,671,642)	(57,769,848)
Shares issued upon conversion from other share class(es)	787	27,037

Net increase (decrease) in shares outstanding	(1,670,855)	$(57,742,811)

Prudential Jennison Mid-Cap Growth Fund, Inc.	35

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Period ended February 28, 2018*:
Shares sold	259	$10,000

Net increase (decrease) in shares outstanding	259	$10,000

Class R4
Period ended February 28, 2018*:
Shares sold	259	$10,000

Net increase (decrease) in shares outstanding	259	$10,000

Class Z
Six months ended February 28, 2018:
Shares sold	7,333,960	$291,552,232
Shares issued in reinvestment of dividends and distributions	10,009,992	376,976,300
Shares reacquired	(25,462,846)	(1,020,271,776)

Net increase (decrease) in shares outstanding before conversion	(8,118,894)	(351,743,244)
Shares issued upon conversion from other share class(es)	329,904	13,332,694
Shares reacquired upon conversion into other share class(es)	(1,811,967)	(74,801,196)

Net increase (decrease) in shares outstanding	(9,600,957)	$(413,211,746)

Year ended August 31, 2017:
Shares sold	16,330,266	$614,379,946
Shares issued in reinvestment of dividends and distributions	5,459,462	195,721,717
Shares reacquired	(43,241,765)	(1,614,734,223)

Net increase (decrease) in shares outstanding before conversion	(21,452,037)	(804,632,560)
Shares issued upon conversion from other shares class(es)	19,840,244	749,257,358
Shares reacquired upon conversion into other share class(es)	(16,923,509)	(617,906,399)

Net increase (decrease) in shares outstanding	(18,535,302)	$(673,281,601)

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

36

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended February 28, 2018.

Prudential Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.70		$34.76	$37.93	$40.94	$35.49	$31.58
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.13)	(0.12)	(0.04)	0.02
Net realized and unrealized gain (loss) on investment transactions	3.00		5.27	0.13	1.36	6.49	4.85
Total from investment operations	2.94		5.19	- (d)	1.24	6.45	4.87
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.04)
Distributions from net realized gains	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(0.92)
Total dividends and distributions	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(0.96)
Net asset value, end of period	$35.59		$37.70	$34.76	$37.93	$40.94	$35.49
Total Return(b):	8.07%		15.72%	0.14%	3.07%	18.42%	15.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,317,314		$1,475,747	$2,444,209	$3,309,898	$3,760,224	$3,515,357
Average net assets (000)	$1,432,741		$1,964,894	$2,840,531	$3,508,750	$3,759,607	$3,145,220
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.06%	1.06%	1.05%	1.05%	1.07%
Expenses before waivers and/or expense reimbursement	1.08%	(e)	1.06%	1.06%	1.05%	1.05%	1.07%
Net investment income (loss)	(0.35)%	(e)	(0.23)%	(0.37)%	(0.29)%	(0.09)%	0.07%
Portfolio turnover rate	19%	(f)	34%	24%	45%	42%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized
(f)	Not annualized.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.47		$28.71	$32.09	$35.51	$31.11	$27.96
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.27)	(0.31)	(0.34)	(0.27)	(0.17)
Net realized and unrealized gain (loss) on investment transactions	2.41		4.28	0.10	1.17	5.67	4.24
Total from investment operations	2.22		4.01	(0.21)	0.83	5.40	4.07
Less Dividends and Distributions:
Distributions from net realized gains	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(0.92)
Net asset value, end of period	$27.64		$30.47	$28.71	$32.09	$35.51	$31.11
Total Return(b):	7.58%		14.88%	(0.53)%	2.32%	17.62%	15.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,256		$17,253	$22,560	$32,455	$39,784	$40,676
Average net assets (000)	$16,293		$19,198	$26,408	$36,900	$41,158	$39,816
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(d)	1.76%	1.76%	1.75%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	2.00%	(d)	1.76%	1.76%	1.75%	1.76%	1.76%
Net investment income (loss)	(1.26%	)(d)	(0.94)%	(1.07)%	(0.99)%	(0.80)%	(0.60)%
Portfolio turnover rate	19%	(e)	34%	24%	45%	42%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.48		$28.71	$32.10	$35.51	$31.12	$27.96
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.27)	(0.31)	(0.34)	(0.27)	(0.19)
Net realized and unrealized gain (loss) on investment transactions	2.40		4.29	0.09	1.18	5.66	4.27
Total from investment operations	2.26		4.02	(0.22)	0.84	5.39	4.08
Less Dividends and Distributions:
Distributions from net realized gains	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(0.92)
Net asset value, end of period	$27.69		$30.48	$28.71	$32.10	$35.51	$31.12
Total Return(b):	7.72%		14.91%	(0.57)%	2.35%	17.59%	15.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,104		$127,048	$152,365	$190,609	$215,599	$212,315
Average net assets (000)	$125,099		$137,699	$165,788	$209,566	$220,173	$190,455
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.71%	(d)	1.76%	1.76%	1.75%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	1.71%	(d)	1.76%	1.76%	1.75%	1.76%	1.76%
Net investment income (loss)	(0.98)%	(d)	(0.93)%	(1.07)%	(1.00)%	(0.80)%	(0.63)%
Portfolio turnover rate	19%	(e)	34%	24%	45%	42%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.63		$37.13	$40.13	$42.89	$36.95	$32.83
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.09	0.04	0.06	0.15	0.18
Net realized and unrealized gain (loss) on investment transactions	3.26		5.66	0.13	1.43	6.79	5.03
Total from investment operations	3.29		5.75	0.17	1.49	6.94	5.21
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.17)
Distributions from net realized gains	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(0.92)
Total dividends and distributions	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(1.09)
Net asset value, end of period	$38.87		$40.63	$37.13	$40.13	$42.89	$36.95
Total Return(b):	8.36%		16.24%	0.58%	3.55%	19.03%	16.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,675,751		$1,585,340	$964,093	$904,800	$676,208	$479,117
Average net assets (000)	$1,676,364		$1,307,593	$914,522	$794,215	$569,472	$436,722
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58%	(d)	0.58%	0.58%	0.58%	0.58%	0.59%
Expenses before waivers and/or expense reimbursement	0.58%	(d)	0.58%	0.58%	0.58%	0.58%	0.59%
Net investment income (loss)	0.15%	(d)	0.25%	0.10%	0.15%	0.38%	0.52%
Portfolio turnover rate	19%	(e)	34%	24%	45%	42%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	41

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$36.61		$33.89	$37.13	$40.23	$34.96	$31.15
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.15)	(0.19)	(0.19)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.91		5.12	0.12	1.34	6.39	4.77
Total from investment operations	2.82		4.97	(0.07)	1.15	6.27	4.73
Less Dividends and Distributions:
Distributions from net realized gains	(5.05)		(2.25)	(3.17)	(4.25)	(1.00)	(0.92)
Net asset value, end of period	$34.38		$36.61	$33.89	$37.13	$40.23	$34.96
Total Return(b):	7.97%		15.46%	(0.05)%	2.89%	18.18%	15.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187,264		$197,803	$239,720	$324,329	$375,174	$369,743
Average net assets (000)	$195,992		$215,521	$272,878	$361,697	$383,032	$332,920
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	(d)	1.26%	1.26%	1.25%	1.26%	1.26%
Expenses before waivers and/or expense reimbursement	1.50%	(d)	1.51%	1.51%	1.50%	1.51%	1.51%
Net investment income (loss)	(0.52)%	(d)	(0.43)%	(0.57)%	(0.50)%	(0.30)%	(0.12)%
Portfolio turnover rate	19%	(e)	34%	24%	45%	42%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

42

Class R2 Shares
	December 27, 2017(d) through February 28, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.28
Total from investment operations	0.25
Net asset value, end of period	$38.83
Total Return(b):	0.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(e)
Expenses before waivers and/or expense reimbursement	234.34%	(e)
Net investment income (loss)	(0.38)%	(e)
Portfolio turnover rate	19%	(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	43

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 27, 2017(d) through February 28, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.28
Total from investment operations	0.27
Net asset value, end of period	$38.85
Total Return(b):	0.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83%	(e)
Expenses before waivers and/or expense reimbursement	234.05%	(e)
Net investment income (loss)	(0.13)%	(e)
Portfolio turnover rate	19%	(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015		2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.26		$36.87	$39.93	$42.76		$36.92	$32.80
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.02	(0.03)	-	(d)	0.08	0.12
Net realized and unrealized gain (loss) on investment transactions	3.22		5.62	0.14	1.42		6.76	5.04
Total from investment operations	3.21		5.64	0.11	1.42		6.84	5.16
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-		-	(0.12)
Distributions from net realized gains	(5.05)		(2.25)	(3.17)	(4.25)		(1.00)	(0.92)
Total dividends and distributions	(5.05)		(2.25)	(3.17)	(4.25)		(1.00)	(1.04)
Net asset value, end of period	$38.42		$40.26	$36.87	$39.93		$42.76	$36.92
Total Return(b):	8.23%		16.05%	0.43%	3.38%		18.77%	16.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,992,425		$3,522,414	$3,909,489	$4,805,518		$5,157,002	$4,365,726
Average net assets (000)	$3,393,462		$3,529,158	$4,229,836	$5,173,326		$4,850,885	$3,637,810
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	(f)	0.76%	0.76%	0.75%		0.77%	0.77%
Expenses before waivers and/or expense reimbursement	0.79%	(f)	0.76%	0.76%	0.75%		0.77%	0.77%
Net investment income (loss)	(0.07)%	(f)	0.07%	(0.07)%	-%	(e)	0.19%	0.35%
Portfolio turnover rate	19%	(g)	34%	24%	45%		42%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Less than 0.005%
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., PGIM Investments, Attn: Board of Directors,
655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SHARE CLASS	A	B	C	R	Z	R2	R4	Q
NASDAQ	PEEAX	PEEBX	PEGCX	JDERX	PEGZX	PEGEX	PEGGX	PJGQX
CUSIP	74441C105	74441C204	74441C303	74441C600	74441C808	74441C865	74441C857	74441C881

MF173E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2018